MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of mining interests [line items]
Disclosure of detailed information about mining interests [Table Text Block]
	December 31,	December 31,
	2025	2024
Depletable properties	$1,852,627	$779,890
Non-depletable properties (exploration and evaluation costs, exploration potential)	827,421	254,632
	$2,680,048	$1,034,522

Depletable properties [Member]
Disclosure of mining interests [line items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]
						Non-
				La	Jerritt	producing
Depletable properties	Santa Elena	Los Gatos	San Dimas	Encantada	Canyon	Properties(1)	Total
Cost
At December 31, 2023	$183,123	$-	$365,472	$128,879	$486,665	$212,990	$1,377,129
Additions	21,599	-	29,628	2,927	-	-	54,154
Change in decommissioning liabilities	(1,302)	-	(2,346)	(1,362)	6,165	(2,100)	(945)
Transfer from non-depletable properties	2,179	-	-	1,702	-	-	3,881
At December 31, 2024	$205,599	$-	$392,754	$132,146	$492,830	$210,889	$1,434,218
Additions	11,366	32,188	24,866	6,214	-	-	74,634
Change in decommissioning liabilities	495	(322)	980	1,238	3,239	1,957	7,587
Acquisition of Gatos (Note 4)	-	1,122,262	-	-	-	-	1,122,262
Transfer from non-depletable properties	35,393	-	4,386	1,202	-	-	40,981
At December 31, 2025	$252,853	$1,154,128	$422,986	$140,800	$496,069	$212,846	$2,679,682

Accumulated depletion, amortization and impairment
At December 31, 2023	($60,000)	$-	($137,530)	($106,698)	($136,161)	($150,424)	($590,813)
Depletion and amortization	(23,866)	-	(33,567)	(6,082)	-	-	(63,515)
At December 31, 2024	($83,866)	$-	($171,097)	($112,780)	($136,161)	($150,424)	($654,328)
Depletion and amortization	(23,202)	(116,590)	(37,676)	(5,844)	-	-	(183,312)
Reversal of impairment (Note 15)	-	-	-	-	-	10,585	10,585
At December 31, 2025	($107,068)	($116,590)	($208,773)	($118,624)	($136,161)	($139,839)	($827,055)

Carrying values
At December 31, 2024	$121,733	$-	$221,657	$19,366	$356,669	$60,466	$779,890
At December 31, 2025	$145,785	$1,037,538	$214,213	$22,176	$359,908	$73,007	$1,852,627

(1) Non-producing properties include the San Martin and Del Toro mines. During the year, the Company announced that it has entered into a definitive agreement to sell its 100%-owned, past-producing Del Toro Silver Mine (Note 15).

Non-depletable properties [Member]
Disclosure of mining interests [line items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]
						Non-
Non-depletable	Santa			La	Jerritt	producing	Exploration	Springpole
properties	Elena	Los Gatos	San Dimas	Encantada	Canyon	Properties(1)	Projects(2)	Stream	Total
At December 31, 2023	$50,483	$-	$24,696	$4,461	$82,645	$14,404	$23,973	$11,856	$212,519
Exploration and evaluation expenditures	18,725	-	16,022	1,953	8,472	471	351	-	45,994
Transfer to depletable properties	(2,179)	-	-	(1,702)	-	-	-	-	(3,881)
At December 31, 2024	$67,029	$-	$40,718	$4,712	$91,117	$14,875	$24,324	$11,856	$254,632
Exploration and evaluation expenditures	25,221	12,759	17,496	2,478	7,986	451	495	4,153	71,039
Acquisition of Gatos (Note 4)	-	536,427	-	-	-	-	-	-	536,427
Reversal of impairment (Note 15)						6,304			6,304
Transfer to depletable properties	(35,393)	-	(4,386)	(1,202)	-	-	-	-	(40,981)
At December 31, 2025	$56,857	$549,186	$53,828	$5,988	$99,103	$21,630	$24,819	$16,009	$827,421

(1) Non-producing properties include the San Martin and Del Toro mines. During the year, the Company announced that it has entered into a definitive agreement to sell its 100%-owned, past-producing Del Toro Silver Mine (Note 15).

(2) Exploration projects include the La Luz, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects.